CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Number of preferred units issued	1,619,754
Number of preferred units outstanding	1,619,754
Number of common units issued	3,434,551
Number of common units outstanding	3,434,551